Financial Risk Management (Details) - Schedule of Non-Trade Receivable	12 Months Ended
Mar. 31, 2024
Performing [Member]
Financial Risk Management (Details) - Schedule of Non-Trade Receivable [Line Items]
Definition	Low risk of default and strong capacity to pay
Loss provision, term	12 month expected losses
Non-performing [Member]
Financial Risk Management (Details) - Schedule of Non-Trade Receivable [Line Items]
Definition	Significant increase in credit risk
Loss provision, term	Lifetime expected losses